Acquisitions and Dispositions - Additional Information (Details) $ in Thousands						3 Months Ended			9 Months Ended	12 Months Ended
	Aug. 28, 2019 USD ($) Facility	Aug. 01, 2019 USD ($) Facility	Apr. 15, 2019 USD ($)	Jan. 28, 2019 USD ($)	Jan. 15, 2019 Facility bed	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) Business	Dec. 31, 2019 USD ($) Business bed	Feb. 15, 2018 USD ($)
Business Acquisition [Line Items]
Number of businesses acquired | Business										0	0
Lease deposits and other deposits						$ 514				$ 514	$ 517
Number of PSA facilities sold | Facility	1	3
Net (Loss) income attributable to Regional Health Properties, Inc.						21	$ (14)			(688)	5,500
Income from discontinued operations, net of tax						(13)	$ (37)			(84)	626
Restricted cash						$ 2,991				$ 3,306	3,655
Pinecone Credit Facility
Business Acquisition [Line Items]
Principal amount of the debt instrument		$ 20,700
Payment for debt extinguishment		21,300
Loan forgiveness		100
Interest expense, debt		500
Legal expense, debt		100
Repayment of surviving obligation and provision									$ 400
Quail Creek Credit Facility
Business Acquisition [Line Items]
Principal amount of the debt instrument		3,900
Payment for debt extinguishment		3,800
Restricted cash		$ 100
MED Purchase and Sale Agreement
Business Acquisition [Line Items]
Amount buyer paid to seller			$ 28,500
Lease deposits and other deposits			$ 150
Number of PSA facilities sold | Facility		3
Aggregate purchase price received		$ 26,100									28,500
Security deposit held in escrow		175
Remaining security deposit escrow		125
Sale commission		400
Net (Loss) income attributable to Regional Health Properties, Inc.											4,800
Gain on the sale of assets											6,400
Income from discontinued operations, net of tax											100
Debt extinguishment expense											$ 1,700
Number of licensed beds | bed											500
Net proceeds from transfer of integral physical assets to lessor	$ 2,300	400
MED Purchase and Sale Agreement | Pinecone Credit Facility
Business Acquisition [Line Items]
Principal amount of the debt instrument												$ 16,250
MED Purchase and Sale Agreement | Northwest Facility
Business Acquisition [Line Items]
Aggregate purchase price received	2,400
Non refundable fee to be paid for extension of closing date, subject to condition		75
Building improvement credit and sales commission expenses	$ 100
MED Purchase and Sale Agreement | Northwest Facility | Building Improvements
Business Acquisition [Line Items]
Reduction in purchase price		$ 100
Omega Lease Termination and Adcare Holdco Loan
Business Acquisition [Line Items]
Net (Loss) income attributable to Regional Health Properties, Inc.								$ 700
Integral physical fixed assets in facilities transferred to lessor				$ 400
Net proceeds from transfer of integral physical assets to lessor				1,500
Termination fee				1,200
Other net amount due under lease				300
Lease termination payments				1,200
Omega Lease Termination and Adcare Holdco Loan | AdCare Holdco Loan
Business Acquisition [Line Items]
Payment related to proceeds from lease termination				900
Omega Lease Termination and Adcare Holdco Loan | GEORGIA
Business Acquisition [Line Items]
Lease expiration date					2025-08
Number of skilled nursing facilities | Facility					2
Omega Lease Termination and Adcare Holdco Loan | East Point, Georgia
Business Acquisition [Line Items]
Number of licensed beds | bed					115
Omega Lease Termination and Adcare Holdco Loan | Atlanta, Georgia
Business Acquisition [Line Items]
Number of licensed beds | bed					184
Omega Lease Termination and Adcare Holdco Loan | Pinecone
Business Acquisition [Line Items]
Payment for lease termination unpaid expense				$ 300